Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 23,003	$ 5,280	$ 39,503	$ 5,280
Cost of Sales	5,140	1,275	5,650	1,275
Gross Profit	17,863	4,005	33,853	4,005
Operating Expenses
Amortization of intangible assets	12,477	12,477	37,023	37,295
General and administrative	158,818	208,531	543,449	737,746
Total Operating Expenses	171,295	221,008	580,472	775,041
Other Income (Expense)
Gain (Loss) on change in fair value of derivative liability	125,568	(18,103)	277,424	172,558
Loss on derivatives	(5,504)	0	(207,447)	0
Gain (loss) on extinguishment of debt	0	0	0	120,000
Interest income	5,986	0	11,647	0
Interest expense	(14,913)	(100,701)	(278,605)	(333,039)
Other income	0	10,000	0	10,000
Total Other Income (Expense)	111,137	(108,804)	(196,981)	(30,481)
Net Income (Loss) Before Income Taxes	(42,295)	(325,807)	(743,600)	(801,517)
Provision for income tax	0	0	0	0
Net Income (Loss)	(42,295)	(325,807)	(743,600)	(801,517)
Convertible Preferred Stock Dividend	(6,909)	(5,626)	(31,617)	(16,694)
Net Income (Loss) Attributable to Common Stockholders	$ (49,204)	$ (331,433)	$ (775,217)	$ (818,211)